Equity - Schedule of Issued and Outstanding Share Capital (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Beginning balance	57,505,031	57,479,528
Exercise of options into share units (in Shares)	181,025	23,628
Vesting of restricted shares units		1,875
Ending balance	57,686,056	57,505,031